Services [Member] Investment Objectives and Goals - Services - BLACKROCK ADVANTAGE INTERNATIONAL FUND	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Advantage International Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Advantage International Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to provide long-term capital appreciation.